ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES
Schedule of accrued expenses

Accrued expenses consisted of the following (in thousands):

	December 31,
	2021	2020
External research and development	$23,282	$9,870
Accrued professional services	4,075	723
Accrued consulting	811	334
Accrued compensation	417	120
Other	319	118
Total accrued expenses	$28,904	$11,165